Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Holger Boerner (Co-Portfolio Manager) has managed the fund since 2025.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
ALCV-SUSTK-1125-104 1.9881446.104	November 18, 2025
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Holger Boerner (Co-Portfolio Manager) has managed the fund since 2025.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
LCV-SUSTK-1125-101 1.9911334.101	November 18, 2025